Segment Information	6 Months Ended
Jun. 30, 2019
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION

NOTE 11: SEGMENT INFORMATION

The Company currently has three reportable segments from which it derives its revenues: Dry Bulk Vessel Operations, Logistics Business and Containers Business. The Containers Business is a reportable segment as a result of the consolidation of Navios Containers since November 30, 2018 (date of obtaining control). The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different products and services. The Dry Bulk Vessel Operations consists of the transportation and handling of bulk cargoes through the ownership, operation, and trading of vessels. The Logistics Business consists of operating ports and transfer station terminals, handling of vessels, barges and pushboats as well as upriver transport facilities in the Hidrovia region.

The Company measures segment performance based on net income/ (loss) attributable to Navios Holdings common stockholders. Inter-segment sales and transfers are not significant and have been eliminated and are not included in the following tables. Summarized financial information concerning each of the Company’s reportable segments is as follows:

	Dry Bulk Vessel Operations for the Three Month Period Ended June 30, 2019	Logistics Business for the Three Month Period Ended June 30, 2019	Containers Business for the Three Month Period Ended June 30, 2019	Total for the Three Month Period Ended June 30, 2019
Revenue	$52,900	$60,611	$33,678	$147,189
Administrative fee revenue from affiliates	6,318	—	—	6,318
Interest expense and finance cost, net	(20,898)	(9,265)	(4,113)	(34,276)
Depreciation and amortization	(13,445)	(7,310)	(8,514)	(29,269)
Equity in net losses of affiliated companies	(16,779)	—	—	(16,779)
Net (loss)/ income attributable to Navios Holdings common stockholders	(42,509)	6,189	(111)	(36,431)
Total assets	1,779,519	672,390	486,272	2,938,181
Goodwill	56,240	104,096	—	160,336
Capital expenditures	(6,805)	(487)	(51,951)	(59,243)
Investment in affiliates	72,512	—	—	72,512
Cash and cash equivalents	26,693	68,796	15,156	110,645
Restricted cash	9,732	—	1,699	11,431
Long-term debt, net (including current and non-current portion)	$999,347	$523,784	$267,674	$1,790,805

	Drybulk Vessel Operations for the Three Month Period Ended June 30, 2018	Logistics Business for the Three Month Period Ended June 30, 2018	Total for the Three Month Period Ended June 30, 2018
Revenue	$71,988	$60,063	$132,051
Administrative fee revenue from affiliates	7,126	—	7,126
Interest expense and finance cost, net	(23,256)	(9,997)	(33,253)
Depreciation and amortization	(17,385)	(7,152)	(24,537)
Equity in net losses of affiliated companies	(3,025)	—	(3,025)
Net loss attributable to Navios Holdings common stockholders	(27,842)	2,550	(25,292)
Total assets	1,898,715	674,413	2,573,128
Goodwill	56,240	104,096	160,336
Capital expenditures	(4,432)	(2,277)	(6,709)
Investment in affiliates	174,263	—	174,263
Cash and cash equivalents	48,051	70,403	118,454
Restricted cash	2,978	—	2,978
Long-term debt, net (including current and non-current portion)	$1,137,924	$528,696	$1,666,620

	Dry Bulk Vessel Operations for the Six Month Period Ended June 30, 2019	Logistics Business for the Six Month Period Ended June 30, 2019	Containers Business for the Six Month Period Ended June 30, 2019	Total for the Six Month Period Ended June 30, 2019
Revenue	$105,582	$116,377	$65,510	$287,469
Administrative fee revenue from affiliates	12,782	—	—	12,782
Interest expense and finance cost, net	(41,904)	(19,103)	(7,666)	(68,673)
Depreciation and amortization	(27,324)	(14,656)	(17,074)	(59,054)
Equity in net losses of affiliated companies	(12,502)	—	—	(12,502)
Net (loss)/ income attributable to Navios Holdings common stockholders	(51,189)	9,574	(120)	(41,735)
Total assets	1,779,519	672,390	486,272	2,938,181
Goodwill	56,240	104,096	—	160,336
Capital expenditures	(13,970)	(1,222)	(53,707)	(68,899)
Investment in affiliates	72,512	—	—	72,512
Cash and cash equivalents	26,693	68,796	15,156	110,645
Restricted cash	9,732	—	1,699	11,431
Long-term debt, net (including current and non-current portion)	$999,347	$523,784	$267,674	$1,790,805

	Drybulk Vessel Operations for the Six Month Period Ended June 30, 2018	Logistics Business for the Six Month Period Ended June 30, 2018	Total for the Six Month Period Ended June 30, 2018
Revenue	$136,602	$112,331	$248,933
Administrative fee revenue from affiliates	14,131	—	14,131
Interest expense and finance cost, net	(45,821)	(19,242)	(65,063)
Depreciation and amortization	(36,223)	(14,380)	(50,603)
Equity in net losses of affiliated companies	(9,489)	—	(9,489)
Net loss attributable to Navios Holdings common stockholders	(68,030)	1,881	(66,149)
Total assets	1,898,715	674,413	2,573,128
Goodwill	56,240	104,096	160,336
Capital expenditures	(21,145)	(6,046)	(27,191)
Investment in affiliates	174,263	—	174,263
Cash and cash equivalents	48,051	70,403	118,454
Restricted cash	2,978	—	2,978
Long-term debt, net (including current and noncurrent portion)	$1,137,924	$528,696	$1,666,620

As of June 30, 2019, Navios Containers’ negative working capital position amounted to $36,335.